Law Offices of

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

January 26, 2009

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Delaware Group Foundation Funds (the “Fund”)
        File Nos. 333-156148
        Rule 497(j)

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-14. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on January 23, 2009.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8011.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry